ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables) [Line Items]
Schedule of accrued expenses
	June 30, 2021	December 31, 2020
Accrued expenses and taxes	$2,367	$1,292
Accrued unvested option liability	152	151
Deferred revenue	2	44
Deferred rent	130	38
Warranty reserve	49	40
Total accrued expenses	$2,700	$1,565

	December 31,
	2020	2019
Accrued expenses and taxes	$1,292	$1,192
Accrued unvested option liability	151	—
Deferred revenue	44	—
Deferred rent	38	62
Warranty reserve	40	31
Total accrued expenses	$1,565	$1,285